SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement dated September 12, 2007
to the Class A Shares Prospectus dated July 31, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

SEI Liquid Asset Trust's Prime Obligation Fund will no longer be liquidated on September 17, 2007. As a result, the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds will continue to invest in the SEI Liquid Asset Trust's Prime Obligation Fund as an underlying fund and will not invest in the SEI Institutional Managed Trust's Prime Obligation Fund.

All references to the SEI Institutional Managed Trust's Prime Obligation Fund are hereby deleted and replaced with the SEI Liquid Asset Trust's Prime Obligation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-466 (9/07)

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement dated September 12, 2007
to the Class D Shares Prospectus dated July 31, 2007

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

SEI Liquid Asset Trust's Prime Obligation Fund will no longer be liquidated on September 17, 2007. As a result, the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds will continue to invest in the SEI Liquid Asset Trust's Prime Obligation Fund as an underlying fund and will not invest in the SEI Institutional Managed Trust's Prime Obligation Fund.

All references to the SEI Institutional Managed Trust's Prime Obligation Fund are hereby deleted and replaced with the SEI Liquid Asset Trust's Prime Obligation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-467 (9/07)

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement dated September 12, 2007
to the Class I Shares Prospectus dated July 31, 2007

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

SEI Liquid Asset Trust's Prime Obligation Fund will no longer be liquidated on September 17, 2007. As a result, the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds will continue to invest in the SEI Liquid Asset Trust's Prime Obligation Fund as an underlying fund and will not invest in the SEI Institutional Managed Trust's Prime Obligation Fund.

All references to the SEI Institutional Managed Trust's Prime Obligation Fund are hereby deleted and replaced with the SEI Liquid Asset Trust's Prime Obligation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-468 (9/07)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated September 12, 2007
to the Class A Shares Prospectus dated July 31, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

SEI Liquid Asset Trust's Prime Obligation Fund will no longer be liquidated on September 17, 2007. As a result, the Defensive Strategy, Defensive Strategy Allocation, Conservative Strategy, Conservative Strategy Allocation, Moderate Strategy, Moderate Strategy Allocation, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Core Market Strategy Allocation, Market Growth Strategy and Market Growth Strategy Allocation Funds will continue to invest in the SEI Liquid Asset Trust's Prime Obligation Fund as an underlying fund and will not invest in the SEI Institutional Managed Trust's Prime Obligation Fund.

All references to the SEI Institutional Managed Trust's Prime Obligation Fund are hereby deleted and replaced with the SEI Liquid Asset Trust's Prime Obligation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-469 (9/07)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated September 12, 2007
to the Class I Shares Prospectus dated July 31, 2007

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

SEI Liquid Asset Trust's Prime Obligation Fund will no longer be liquidated on September 17, 2007. As a result, the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds will continue to invest in the SEI Liquid Asset Trust's Prime Obligation Fund as an underlying fund and will not invest in the SEI Institutional Managed Trust's Prime Obligation Fund.

All references to the SEI Institutional Managed Trust's Prime Obligation Fund are hereby deleted and replaced with the SEI Liquid Asset Trust's Prime Obligation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-470 (9/07)

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund
Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated September 12, 2007
to the Statement of Additional Information ("SAI") dated July 31, 2007

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

SEI Liquid Asset Trust's Prime Obligation Fund will no longer be liquidated on September 17, 2007. As a result, the above referenced Funds will continue to invest in the SEI Liquid Asset Trust's Prime Obligation Fund as an underlying fund and will not invest in the SEI Institutional Managed Trust's Prime Obligation Fund.

All references to the SEI Institutional Managed Trust's Prime Obligation Fund are hereby deleted and replaced with the SEI Liquid Asset Trust's Prime Obligation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-471 (9/07)